Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	$ (41)	$ (22)
Gains (losses) on the hedging derivatives	40	19
Net ineffectiveness on fair value hedges	$ (1)	$ (3)